UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------


Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   | |  is a restatement
                                            | |  adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Brevan Howard Asset Management LLP
Address:          2nd Floor
                  Almack House
                  28 King Street
                  London SW1Y 6XA
                  United Kingdom

Form 13F File Number:  028-1590
                     ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             James Vernon
Title:            Managing Member of Brevan Howard Asset Management LLP
Phone:            0207 0222 6200

Signature, Place and Date of Signing:


    /s/ James Vernon           London, United Kingdom         February 14, 2008
---------------------------    -----------------------        -----------------
        [Signature]                [City, State]                  [Date]


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                       BREVAN HOWARD ASSET MANAGEMENT LLP
                                    FORM 13F
                         Quarter Ended December 31, 2007



| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       BREVAN HOWARD ASSET MANAGEMENT LLP
                                    FORM 13F
                         Quarter Ended December 31, 2007

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       0
                                             --------------------------


Form 13F Information Table Entry Total:                  99
                                             --------------------------


Form 13F Information Table Value Total:               $511,501
                                             --------------------------
                                                   (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



         None

                                       BREVAN HOWARD ASSET MANAGEMENT LLP
                                                   FORM 13F
                                         Quarter Ended December 31, 2007


                                                     FORM 13F INFORMATION TABLE

                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     1180    14000 SH       SOLE                    14000
AIRMEDIA GROUP INC             SPONSORED ADR    009411109     2395   107000 SH       SOLE                   107000
ALLEGHENY ENERGY INC           COM              017361106     1228    19300 SH       SOLE                    19300
ALTRIA GROUP INC               COM              02209S103     1413    18700 SH       SOLE                    18700
AMERICAN INTL GROUP INC        COM              026874107     1119    19200 SH       SOLE                    19200
APPLERA CORP                   COM AP BIO GRP   038020103      984    29000 SH       SOLE                    29000
APPLIED MATLS INC              COM              038222105     2664   150000 SH       SOLE                   150000
ARACRUZ CELULOSE S A           SPON ADR PFD B   038496204      742    10000 SH       SOLE                    10000
ASML HOLDING N V               NY REG SHS       N07059186     3059    97777 SH       SOLE                    97777
AUTONATION INC                 COM              05329W102      697    44500 SH       SOLE                    44500
AUTOZONE INC                   COM              053332102      875     7300 SH       SOLE                     7300
BOEING CO                      COM              097023105     1093    12500 SH       SOLE                    12500
BOSTON PPTYS LTD PARTNERSHIP   NOTE 2.875% 2/1  10112RAK0    14178    15000 PRN      SOLE                                       NONE
BRANDYWINE OPER PARTNERSHIP    NOTE 3.875%10/1  105340AH6     7514     8500 PRN      SOLE                                       NONE
BRASIL TELECOM PARTICIPACOES   SPON ADR PFD     105530109     2218    30000 SH       SOLE                    30000
BUNGE LIMITED                  COM              G16962105     2095    18000 SH       SOLE                    18000
CAESARS ENTMT INC              FRNT 4/1         127687AB7     6845     5000 PRN      SOLE                                       NONE
CHESAPEAKE ENERGY CORP         COM              165167107    11781   300000 SH       SOLE                   300000
CHEVRON CORP NEW               COM              166764100     1288    13800 SH       SOLE                    13800
CHINA MOBILE LIMITED           SPONSORED ADR    16941M109      879    10000 SH       SOLE                    10000
CIENA CORP                     COM NEW          171779309      955    28000 SH       SOLE                    28000
CIRCUIT CITY STORE INC         COM              172737108      252    60000 SH       SOLE                    60000
CITIGROUP INC                  COM              172967101      789    26800 SH       SOLE                    26800
CME GROUP INC                  COM              12572Q105    14112    20505 SH       SOLE                    20505
COCA COLA CO                   COM              191216100     1362    22200 SH       SOLE                    22200
COGENT COMM GROUP INC          COM NEW          19239V302     1683    71000 SH       SOLE                    71000
COMPANHIA DE SANEAMENTO BASI   SPONSORED ADR    20441A102     2350    50000 SH       SOLE                    50000
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR    204412209     3267   100000 SH       SOLE                   100000
COMPANIA DE MINAS BUENAVENTU   SPONSORED ADR    204448104     1131    20000 SH       SOLE                    20000
COMPANIA DE TELECOMUNICS CHI   SPON ADR NEW     204449300     1142   150000 SH       SOLE                   150000
CONSOL ENERGY INC              COM              20854P109      715    10000 SH       SOLE                    10000
CONVERGYS CORP                 COM              212485106     1004    61000 SH       SOLE                    61000
CPFL ENERGIA S A               SPONSORED ADR    126153105     4207    70000 SH       SOLE                    70000
DIAMOND OFFSHORE DRILLING IN   COM              25271C102    14200   100000 SH       SOLE                   100000
DILLARDS INC                   CL A             254067101      849    45200 SH       SOLE                    45200
EMBOTELLADORA ANDINA S A       SPON ADR B       29081P303      875    50000 SH       SOLE                    50000
ENERGYSOLUTIONS INC            DEPOSITARY SH    292756202     2159    80000 SH       SOLE                    80000
ENTREE GOLD INC                COM              29383G100      505   200000 SH       SOLE                   200000
EXXON MOBIL CORP               COM              30231G102     1321    14100 SH       SOLE                    14100
FIDELITY NATL INFORMATION SV   COM              31620M106      765    18400 SH       SOLE                    18400
FLAGSTAR BANCORP INC           COM              337930101     1510   216600 SH       SOLE                   216600
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    24586   240000 SH       SOLE                   240000
FRESH DEL MONTE PRODUCE INC    ORD              G36738105    11753   350000 SH       SOLE                   350000
GAP INC DEL                    COM              364760108    29214  1372834 SH       SOLE                  1372834
GENERAL ELECTRIC CO            COM              369604103     1149    31000 SH       SOLE                    31000
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106     2698   190000 SH       SOLE                   190000
GOOGLE INC                     CL A             38259P508     3457     5000 SH       SOLE                     5000
HALLIBURTON CO                 COM              406216101    10615   280000 SH       SOLE                   280000
HERCULES OFFSHORE INC          COM              427093109     4297   180700 SH       SOLE                   180700
HEWLETT PACKARD CO             COM              428236103     1307    25900 SH       SOLE                    25900
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR    456788108     1361    30000 SH       SOLE                    30000
INTEL CORP                     COM              458140100     1336    50100 SH       SOLE                    50100
INTERNATIONAL BUSINESS MACHS   COM              459200101     1189    11000 SH       SOLE                    11000
ISHARES INC                    MSCI BRAZIL      464286400     9966   123500 SH       SOLE                   123500
JANUS CAP GROUP INC            COM              47102X105      953    29000 SH       SOLE                    29000
JOHNSON & JOHNSON              COM              478160104     1334    20000 SH       SOLE                    20000
KB HOME                        COM              48666K109     1080    50000 SH       SOLE                    50000
KLA-TENCOR CORP                COM              482480100     2601    54000 SH       SOLE                    54000
LEXMARK INTL NEW               CL A             529771107     1011    29000 SH       SOLE                    29000
MARKET VECTORS ETF TR          AGRIBUS ETF      57060U605     1724    30000 SH       SOLE                    30000
MASSEY ENERGY CORP             COM              576206106     5452   152500 SH       SOLE                   152500
MCDONALDS CORP                 COM              580135101     1325    22500 SH       SOLE                    22500
MEMC ELECTR MATLS INC          COM              552715104     4513    51000 SH       SOLE                    51000
MICROSOFT CORP                 COM              594918104     1531    43000 SH       SOLE                    43000
MONSTER WORLDWIDE INC          COM              611742107     1004    31000 SH       SOLE                    31000
MOSAIC CO                      COM              61945A107      708     7500 SH       SOLE                     7500
NCR CORP NEW                   COM              62886E108      472    18800 SH       SOLE                    18800
NOBLE CORPORATION              SHS              G65422100    11302   200000 SH       SOLE                   200000
NOVELLUS SYS INC               COM              670008101     2757   100000 SH       SOLE                   100000
OFFICEMAX INC DEL              COM              67622P101      589    28500 SH       SOLE                    28500
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106    14781    78200 SH       SOLE                    78200
PARKER DRILLING CO             COM              701081101     3524   463300 SH       SOLE                   463300
PFIZER INC                     COM              717081103     1171    51500 SH       SOLE                    51500
POWERSHARES ETF TRUST          WNDRHLL CLN EN   73935X500     6369   230000 SH       SOLE                   230000
PRIDE INTL INC DEL             COM              74153Q102   111121  3330000 SH       SOLE                  3330000
PROCTER & GAMBLE CO            COM              742718109     1351    18400 SH       SOLE                    18400
QUALCOMM INC                   COM              747525103     1247    31700 SH       SOLE                    31700
RAYTHEON CO                    COM NEW          755111507    16025   264000 SH       SOLE                   264000
ROWAN COS INC                  COM              779382100     1144    29000 SH       SOLE                    29000
SANDRIDGE ENERGY INC           COM              80007P307     1434    40000 SH       SOLE                    40000
SCHLUMBERGER LTD               COM              806857108     1230    12500 SH       SOLE                    12500
SEARS HLDGS CORP               COM              812350106     1021    10000 SH       SOLE                    10000
SIGMA ALDRICH CORP             COM              826552101     1638    30000 SH       SOLE                    30000
STREETTRACKS GOLD TR           GOLD SHS         863307104     7009    85000 SH       SOLE                    85000
SUNOCO INC                     COM              86764P109    18834   260000 SH       SOLE                   260000
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100      493    50000 SH       SOLE                    50000
TERADATA CORP DEL              COM              88076W103      515    18800 SH       SOLE                    18800
TERADYNE INC                   COM              880770102     1778   172000 SH       SOLE                   172000
TIM PARTICIPACOES S A          SPONS ADR PFD    88706P106     1401    40000 SH       SOLE                    40000
TRANSOCEAN SEDCO FOREX INC     NOTE 1.625%12/1  893830AU3    28596    26000 PRN      SOLE                                       NONE
ULTA SALON COSMETCS & FRAG I   COM              90384S303      600    35000 SH       SOLE                    35000
UNIBANCO-UNIAO DE BANCOS BRA   GDR REP PFD UT   90458E107     4008    28700 SH       SOLE                    28700
UNISYS CORP                    COM              909214108      582   123000 SH       SOLE                   123000
UNITED MICROELECTRONICS CORP   SPON ADR NEW     910873405     1384   400000 SH       SOLE                   400000
UNITED STATES OIL FUND LP      UNITS            91232N108     4546    60000 SH       SOLE                    60000
UNITED TECHNOLOGIES CORP       COM              913017109     1255    16400 SH       SOLE                    16400
VALERO ENERGY CORP NEW         COM              91913Y100    14706   210000 SH       SOLE                   210000
VIVO PARTICIPACOES S A         SPON ADR PFD     92855S101     2408   450000 SH       SOLE                   450000
WENDYS INTL INC                COM              950590109      646    25000 SH       SOLE                    25000